Transamerica High Yield Muni Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.06%		2.44%
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.46%	2.18%		4.35%
A
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)	0.45%		2.39%
Performance Inception Date	Jul. 31, 2013
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.16%)	(0.03%)		1.92%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.26%)	0.71%		2.21%
C
Prospectus [Line Items]
Average Annual Return, Percent		1.39%	0.51%		2.12%
Performance Inception Date	Jul. 31, 2013
I
Prospectus [Line Items]
Average Annual Return, Percent		3.15%	1.23%		2.85%
Performance Inception Date	Jul. 31, 2013
I2
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	1.32%	2.46%
Performance Inception Date	Sep. 30, 2016